EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic		307,348	279,858	174,887
Net income attributable to ordinary shareholders - diluted		307,348	279,858	174,887
Weighted average ordinary shares outstanding - basic	248,957,645	248,957,645	245,187,348	243,284,332
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,046,559	4,046,559	4,298,936	3,696,669
Weighted average ordinary shares outstanding - diluted	253,004,204	253,004,204	249,486,284	246,981,001
Basic earnings per share (in RMB and USD per share)	$ 0.20	1.23	1.14	0.72
Diluted earnings per share (in RMB and USD per share)	$ 0.20	1.21	1.12	0.71
Outstanding employee options and nonvested restricted stocks	293,512	293,512		797,981